SHAREHOLDERS' EQUITY (Summary of Options Data) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 53.67	$ 34.93	$ 27.50
Total intrinsic value of the options exercised	$ 128,003	$ 137,448	$ 75,763
Total fair value of share vested	$ 33,316	$ 27,629	$ 20,780